Fees Summary	Jan. 29, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,240.00
Total Offset Amount	0.00
Net Fee	$ 55,240.00
Narrative - Max Aggregate Offering Amount | shares	400,000,000
Final Prospectus	true